Debt, cash and cash equivalents and lease liabilities - Summary of Changes in Financial Position (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial Instruments [Abstract]
Long-term debt	€ 14,347	€ 14,857	€ 17,123
Short-term debt and current portion of long-term debt	2,045	4,174	3,183
Interest rate and currency derivatives used to manage debt	139	187	(56)
Total debt	16,531	19,218	20,250	€ 22,631
Cash and cash equivalents	(8,710)	(12,736)	(10,098)	€ (13,915)
Interest rate and currency derivatives used to manage cash and cash equivalents	(28)	(45)	(169)
Net debt	7,793	6,437	9,983
Lease liabilities	€ 2,030	€ 2,181	€ 2,108